RELATED PARTIES TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Consulting fees for services	$ 392,300	$ 294,502	$ 138,192
Former Director
Disclosure of transactions between related parties [line items]
Consulting fees for services	$ 19,125	$ 12,900